Contingent Liability	12 Months Ended
Dec. 31, 2020
Contingent Liability
Note 19. Contingent Liability

Note 19. Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under the MPF program with the FHLBB. Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return. The Company is responsible for a CEO based on the credit quality of these loans. FHLBB funds a FLA based on the Company’s outstanding MPF mortgage balances. This creates a laddered approach to sharing in any losses. In the event of default, homeowner’s equity and private mortgage insurance, if any, are the first sources of repayment; the FHLBB’s FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB. These loans must meet specific underwriting standards of the FHLBB. As of December 31, 2020 and 2019, the Company had $28,137,890 and $33,990,463, respectively, in loans sold through the MPF program and on which the Company had a CEO. As of December 31, 2020 and 2019, the notional amount of the maximum CEO related to this program was $637,102, and the accrued contingent liability for this CEO was $84,944. The contingent liability is calculated by management based on the methodology used in calculating the ALL, adjusted to reflect the risk sharing arrangements with the FHLBB.